                                            REGISTRATION NOS. 333-80547/811-4001
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.
                                                                             [ ]


                         POST-EFFECTIVE AMENDMENT NO. 5                      [X]

                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 53                             [X]


                            ------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   1 MADISON AVENUE, NEW YORK, NEW YORK 10010
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                              GARY A. BELLER, ESQ.
              SENIOR EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                1 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   Copies to:
                             DIANE E. AMBLER, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                        1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                            ------------------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 2003 pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24f-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2002 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2003.
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

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
      1.
          Cover Page................................    Cover Page
      2.
          Definitions...............................    Important Terms You Should Know
      3.
          Synopsis..................................    Table of Expenses
      4.
          Condensed Financial Information...........    General Information--Advertising Performance;
                                                          General Information--Financial Statements
      5.
          General Description of Registrant,
            Depositor, and Portfolio Companies......    MetLife; Metropolitan Life Separate Account E;
                                                          Investment Choices; General
                                                          Information--Voting Rights
      6.
          Deductions and Expenses...................    Table of Expenses; Contract Fee; Assignment
                                                        Fee; Premium and Other Taxes; Charges; General
                                                          Information--Who Sells the Income Annuity;
                                                          Appendix; Premium Tax Table
      7.
          General Description of Variable Annuity...    The Income Annuity--Purchasing an Income
                                                          Annuity; Income Annuity--Allocation; General
                                                          Information--Administration/Changes to the
                                                          Income Annuity
      8.
          Annuity Period............................    Important Terms You Should Know; Income
                                                          Annuity--Income Payment Types/The Value of
                                                          Your Income Payments
      9.
          Death Benefit.............................    Not Applicable
     10.
          Purchases Values..........................    MetLife; Metropolitan Life Separate Account E;
                                                          Income Annuity/Allocation of Purchase
                                                          Payment/ The Value of Your Income Payments;
                                                          General Information--Administration
     11.
          Redemptions...............................    General Information; When We May Cancel the
                                                          Income Annuity
     12.
          Taxes.....................................    Federal Tax Treatment
     13.
          Legal Proceedings.........................    Not Applicable
     14.
          Table of Contents of the Statement of
            Additional Information..................    Table of Contents of the Statement of
                                                        Additional Information
     15.
          Cover Page................................    Cover Page
     16.
          Table of Contents.........................    Table of Contents
     17.
          General Information and History...........    Not Applicable
     18.
          Services..................................    Independent Auditors; Services; Distribution of
                                                          Certificates and Interests in the Income
                                                          Annuity
     19.
          Purchase of Securities Being Offered......    Not Applicable

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
     20.
          Underwriters..............................    Distribution of Certificates and Interests in
                                                        the Income Annuity
     21.
          Calculation of Performance Data...........    Performance Data
     22.
          Annuity Payments..........................    Variable Income Payments
     23.
          Financial Statements......................    Financial Statements of the Separate Account;
                                                          Financial Statements of MetLife

                                    PART II


ITEM 24.  (b) EXHIBITS



     (1)      --   Resolution of the Board of Directors of Metropolitan Life
                   establishing Separate Account E.(1)
     (2)      --   Not applicable.
     (3) (a)  --   Not applicable.
     (b)      --   Form of Selected Broker Agreement.(1)
     (4) (a)  --   Form of Income Annuity Contract.(3)
         (b)  --   Form of Certificate.(3)
         (c)  --   Income Payment Contracts, RSC 99-02 NY and RSC 99-01 NY.(9)
         (d)  --   Immediate Income Payment Contract, RSC 99-02-IMM MA.(9)
         (e)  --   Deferred Income Payment Contract, RSC 99-02-DEF MA.(9)
         (g)  --   Tax Endorsement Form G. 20247-592.(11)
     (6)      --   Amended and Restated Charter and By-Laws of Metropolitan
                   Life.(4,7)
     (7)      --   Not applicable.
     (8)      --   Not applicable.
     (9)      --   Opinion and consent of counsel as to the legality of the
                   securities being registered.(4)
    (10) (a)  --   Form of Settlement Agreement.(3)
         (b)  --   Form of Uniform Qualified Assignment.(3)
         (c)  --   Form of Uniform Qualified Assignment and Release.(3)
    (11)      --   Not applicable.
    (12)      --   Not applicable.
    (13) (a)  --   Powers of Attorney.(2,3,5,6,8,10,12)
    (14)      --   Auditor's Consent.(13)


---------------
1. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 28, 1996. As incorporated herein by reference.

2. Powers of Attorney for Robert H. Benmosche and Stewart G. Nagler filed with Post-Effective Amendment No. 23 to Registration Statement No.
    2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 3, 1998. As incorporated herein by reference.

3. Power of Attorney for Virginia M. Wilson filed with Pre-Effective Amendment No. 2 to Registration Statement 333-80547, 811-4001 for Metropolitan Life Separate Account E on Form N-4 on November 1, 1999. As incorporated herein by reference.

4. Filed with Post-Effective Amendment No. 1 to this Registration Statement on April 7, 2000.

5. Power of Attorney for William C. Steere, Jr. filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on April 23, 1999. As incorporated herein by reference.

6. Power of Attorney for John C. Danforth filed with Post-Effective Amendment No. 27 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 3, 2001. As incorporated herein by reference.

7. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

8. Powers of Attorney for Harry P. Kamen, Curtis H. Barnette, Charles M. Leighton, Burton A. Dole, Gerald Clark, Helene L. Kaplan, James R. Houghton and Hugh B. Price filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-4797 for Metropolitan Life Separate Account UL on Form S-6 on April 30, 1997, as incorporated herein by reference.

9. Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 12, 2001.

                                              (Footnotes continued on next page)

10. Power of Attorney for John J. Phelan, Jr. filed with Post-Effective Amendment No. 22 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 30, 1997, as incorporated herein by reference.

11. Filed herewith.

12. Power of Attorney for Catherine R. Kinney filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2003 as incorporated herein by reference.


13. Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 11, 2003.

                                   SIGNATURES


     AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485(b) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 14TH DAY OF APRIL, 2003.

                                         METROPOLITAN LIFE SEPARATE ACCOUNT E
                                                     (Registrant)

                                        by: METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)

                                       by:
                                         ---------------------------------------
                                                    (Gary A. Beller)
                                             Senior Executive Vice-President
                                                   and General Counsel

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)

                                       by:
                                         ---------------------------------------
                                                    (Gary A. Beller)
                                             Senior Executive Vice-President
                                                   and General Counsel

                                   SIGNATURES

     AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                      SIGNATURE                                       TITLE                      DATE
                      ---------                                       -----                      ----

                          *                              Chairman, President, Chief
-----------------------------------------------------    Executive Officer and Director
                 Robert H. Benmosche

                          *                              Vice Chairman, Chief Investment
-----------------------------------------------------    Officer and Director
                    Gerald Clark

                          *                              Vice Chairman, Chief Financial
-----------------------------------------------------    Officer (Principal Financial
                  Stewart G. Nagler                      Officer) and Director

                          *                              Senior Vice-President and
-----------------------------------------------------    Controller
                 Virginia M. Wilson

                          *                              Director
-----------------------------------------------------
                 Curtis H. Barnette

                          *                              Director
-----------------------------------------------------
                  John C. Danforth

                          *                              Director
-----------------------------------------------------
                 Burton A. Dole, Jr.

                          *                              Director
-----------------------------------------------------
                  James R. Houghton

                          *                              Director
-----------------------------------------------------
                   Harry P. Kamen

                          *                              Director
-----------------------------------------------------
                  Helene L. Kaplan

                          *                              Director
-----------------------------------------------------
                 Catherine R. Kinney

                          *                              Director
-----------------------------------------------------
                 Charles M. Leighton

                          *                              Director
-----------------------------------------------------
                 John J. Phelan, Jr.

                          *                              Director
-----------------------------------------------------
                    Hugh B. Price

                          *                              Director
-----------------------------------------------------
               William C. Steere, Jr.

*By:                                                                                        April 14, 2003
-----------------------------------------------------
     Christopher P. Nicholas, Esq.
     Attorney-in-Fact